Finance Debt - Summary of detailed information about borrowing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Amounts issued	$ 63,260	$ 84,175
Maturity on 01/15/2026 [member] | Brazilian price index rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 15, 2026
Rate on Bookbuilding	IPCA+ 4.0460% p.a.
Amounts issued	$ 238
Maturity on 01/15/2026 [member] | Brazilian interbank offering rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 15, 2026
Rate on Bookbuilding	106.25% of CDI
Amounts issued	$ 267
Maturity on 01/15/2029 [member] | Brazilian price index rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 15, 2029
Rate on Bookbuilding	IPCA+ 4.2186% p.a.
Amounts issued	$ 450
Maturity on 09/15/2029 [member] | Brazilian price index rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 09, 2029
Rate on Bookbuilding	IPCA + 3.6% p.a.
Amounts issued	$ 371
Maturity on 09/15/2034 [member] | Brazilian price index rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 15, 2034
Rate on Bookbuilding	IPCA + 3.9% p.a.
Amounts issued	$ 359